REVENUE - Schedule of Revenues by Service Line (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenues	$ 940	$ 866	$ 1,824	$ 1,795
Gas Transmission
Disclosure of operating segments [line items]
Revenues	375	353	706	696
Leasing
Disclosure of operating segments [line items]
Revenues	317	308	634	697
Distribution
Disclosure of operating segments [line items]
Revenues	171	137	343	278
Connections
Disclosure of operating segments [line items]
Revenues	69	54	126	101
Other
Disclosure of operating segments [line items]
Revenues	$ 8	$ 14	$ 15	$ 23